Intangible Assets - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Indefinite useful life	₩ 203,240	₩ 239,619
Individual assets or cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₩ 38,519
Discount rate	7.30%